Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

25) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through March 27, 2025, the date at which the audited consolidated financial statements were issued, and determined that there are no other items to disclose, except as follows:

On January 8, 2025, the Partnership declared a quarterly cash distribution of $0.026 per common unit with respect to the quarter ended December 31, 2024, which was paid on February 6, 2025, to all common unitholders of record on January 27, 2025. On the same day, the Partnership declared a quarterly cash distribution to holders of Series A Preferred Units with respect to the quarter ended December 31, 2024 in an aggregate amount of $1.7 million.

In January 2025, the final insurance claim payment was received in respect of repair work and loss of hire for the Torill Knutsen, which had arisen from the breakage of a generator rotor in January 2024.

On January 21, 2025, Petrorio exercised its option to extend the contract of the Brasil Knutsen for two periods of 30 days from May 1, 2025 and redelivery will be July 1, 2025. The vessel will commence on a new time charter with Equinor in the third quarter of 2025 for a fixed period of two years, with options for the charterer to extend the charter by two further one -year periods.

On January 24, 2025, Shell exercised its option to switch from time charter on the Vigdis Knutsen to bareboat charter. This change will take effect during or after July 2025. At the same time, the fixed duration of this charter was extended from 2027 to 2030, with the further addition one charterer’s option for two years.

On March 3, 2025, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired from KNOT, KNOT Shuttle Tankers 27 AS, the company that owns the shuttle tanker Live Knutsen (the “Live Knutsen Acquisition”). Simultaneously, KNOT Shuttle Tankers AS sold KNOT Shuttle Tankers 21 AS, the company that owns the shuttle tanker Dan Sabia, to KNOT (the “Dan Sabia Sale”). The purchase price for the Live Knutsen Acquisition was $100 million, less $73.4 million of outstanding indebtedness under the Live Loan Facility plus capitalized fees of $0.4 million. The sale price for the Dan Sabia Sale was $25.75 million and there was no related debt. The combination of the Live Knutsen Acquisition and the Dan Sabia Sale was settled by a net cash payment from KNOT Shuttle Tankers AS to KNOT of $1.2 million (relating to the difference between the prices of the respective transactions). Customary adjustments related to working capital and an associated interest rate swap are due to be made following the closing. KNOT Shuttle Tankers 27 AS, as borrower, had entered into a senior secured term loan facility on October 14, 2021 with SMBC Bank EU AG and others, the initial amount of which was $89.6 million. Following repayment of the quarterly installments due prior to March 3, 2025, the outstanding amount of this facility had been reduced to $73.4 million. In connection with the acquisition of KNOT Shuttle Tankers 27 AS, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors of this facility (the “Live Loan Facility). The Live Loan Facility is repayable in quarterly installments with a final payment due at maturity of $65.9 million. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.01% including a Credit Adjustment Spread. The facility is secured by a mortgage on the Live Knutsen. The facility matures in October 2026.

The Live Knutsen is operating in Brazil on a charter contract with Galp Sinopec, for which the current fixed period expires in November 2026, and for which the charterer holds options for a further 6 years. As part of the Live Knutsen Acquisition, KNOT has agreed that if at any time until the end of the first option period (currently scheduled for November 2029) the Live Knutsen is not receiving from any charterer a rate of hire that is equal to or greater than the rate of hire then in effect and payable under the Galp Sinopec charter, then KNOT shall pay the Partnership such rate of hire that would have been in effect and payable under the Galp Sinopec charter; provided, however, that in the event that for any period during such period the Live Knutsen is chartered under a charter other than the Galp Sinopec charter and the rate of hire being paid under such charter is lower than the rate of hire that would have been in effect and payable under the Galp Sinopec charter during any such period, then KNOT shall pay the Partnership the difference between the rate of hire that would have been in effect and payable under the existing Live Knutsen charter during such period and the rate of hire that is then in effect and payable under such other charter. Thus, KNOT has effectively guaranteed the hire rate for the Live Knutsen until November 2029 on the same basis as if Galp Sinopec had exercised its options through such date.

On March 23, 2025, the Hilda Knutsen began operating under a time charter with Shell for a fixed period of one year.